Commitments, Contingencies and Legal Proceedings	12 Months Ended
Dec. 31, 2023
Commitments, Contingencies and Legal Proceedings
Commitments, Contingencies and Legal Proceedings

11. Commitments, Contingencies and Legal Proceedings

Legal Proceedings

The Company may from time to time become a party to various legal proceedings arising in the ordinary course of its business. The Company is currently not a party to any pending legal proceeding that is not ordinary routine litigation incidental to its business.

Properties and Operating Leases-Right of Use Asset and Lease Liability

Lease agreements are evaluated to determine whether an arrangement is or contains a lease in accordance with ASC 842, Leases. Right of use lease assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The incremental borrowing taking into consideration the Company’s credit quality and borrowing rate for similar assets is used in determining the present value of future payments. Lease expense is recorded as general and administrative expenses on the Company’s consolidated statements of operations. The Company adopted ASC 842 effective January 1, 2022 and the adoption did not have any impact on previously reported stockholders’ deficit.

On May 1, 2019, the Company leased 31,765 square feet for its executive offices in Redmond, Washington. The Company’s net monthly payment was $44,440. The monthly payment increased approximately 3% each year and the lease was set to expire on April 30, 2024. The Company had two five-year renewal options. In April 2023, the Company and its landlord entered into an agreement whereby the Company’s office lease was terminated on September 30, 2023. During the year ended December 31, 2023, the Company recorded a net gain on lease termination of $78,963 as an offset to selling general and administrative expenses on the consolidated statements of operations and comprehensive loss. The gain is comprised of a $344,093 gain from lease liability termination and a loss of $265,130 for accelerated amortization of right-of-use asset.

On July 13, 2023, the Company entered into a new lease in Redmond, WA for 15,567 square feet of office and warehouse space which starts October 1, 2023. The monthly payment is $25,000 per month. The lease expires October 31, 2027 and the monthly payment increases 3% on July 31, 2024 and each year thereafter. There is a one three year option to extend based on the fair market rate on October 31, 2027.

On January 1, 2021, the Company leased offices located in Moorestown, North Carolina. The Company leases 3,621 square feet and the net monthly payment is $4,828. The monthly payment increases approximately 3%-6% annually thereafter. The lease expired on February 28, 2024 and can be extended for one three-year term.

On February 29, 2024, the Company extended a lease leased in Moorestown, North Carolina. The Company leases 3,621 square feet and the net monthly payment is $6,488. The lease expires on July 29, 2024.

The Company has entered into operating leases for office and development facilities for four years and include options to renew. The Company determines whether an arrangement is or contains a lease based upon the unique facts and circumstances at the inception of the lease. Operating lease liabilities and their corresponding right-of-use asses are recorded based upon the present value of the lease payments over the expected lease term. As of December 31, 2023 and 2022, total operating lease liabilities was approximately $1,118,578 and $832,140, respectively. Right of use assets totaled approximately $1,104,804 and $804,338 at December 31, 2023 and 2022, respectively. All of the lease Current lease liabilities were $174,876 and $628,371 at December 31, 2023 and 2022, respectively. In the years ended December 31, 2023 and 2022, the Company recognized $591,442 and $649,655 in total lease costs for the leases, respectively. Because the rate implicit in each lease is not readily determinable, the Company uses its estimated incremental borrowing rate to determine the present value of the lease payments.

The weighted average remaining lease term for the operating leases was forty four months at December 31, 2023 and the weighted average discount rate was 7%.

The minimum future lease payments as of December 31, 2023 are as follows:

Years Ended December 31,
2024	$245,051
2025	359,563
2026	370,357
2027	316,785
Total remaining payments	1,291,756
Less Imputed Interest	(173,178)
Total lease liability	$1,118,578